UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gabalex Capital Management LLC
Address: 540 Madison Avenue
         Suite 27A
         New York, NY  10022

13F File Number:  028-13341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kenneth A. Cowin
Title:     Chief Operating Officer
Phone:     (212) 371-9952

Signature, Place, and Date of Signing:

  /s/ Kenneth A. Cowin     New York, NY     May 04, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $280,883 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    12900   200000 SH       SOLE                   200000        0        0
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    24345   300000 SH       SOLE                   300000        0        0
CHIPOTLE MEXICAN GRILL INC     COM              169656105      410    35000 SH  PUT  SOLE                    35000        0        0
CISCO SYS INC                  COM              17275R102     3173   150000 SH       SOLE                   150000        0        0
CISCO SYS INC                  COM              17275R102      243   100000 SH  CALL SOLE                   100000        0        0
DEERE & CO                     COM              244199105    10113   125000 SH       SOLE                   125000        0        0
DEVON ENERGY CORP NEW          COM              25179M103     7112   100000 SH       SOLE                   100000        0        0
DEVON ENERGY CORP NEW          COM              25179M103    11234   525000 SH  CALL SOLE                   525000        0        0
EXXON MOBIL CORP               COM              30231G102    32524   375000 SH       SOLE                   375000        0        0
EXXON MOBIL CORP               COM              30231G102    13810   625000 SH  CALL SOLE                   625000        0        0
GENERAL MTRS CO                COM              37045V100     6413   250000 SH       SOLE                   250000        0        0
GENON ENERGY INC               COM              37244E107     4160  2000000 SH       SOLE                  2000000        0        0
HOME DEPOT INC                 COM              437076102    25155   500000 SH       SOLE                   500000        0        0
INTEL CORP                     COM              458140100    16869   600000 SH       SOLE                   600000        0        0
JOHNSON & JOHNSON              COM              478160104     9894   150000 SH       SOLE                   150000        0        0
MCDONALDS CORP                 COM              580135101    14715   150000 SH       SOLE                   150000        0        0
MEDTRONIC INC                  COM              585055106     7838   200000 SH       SOLE                   200000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     7947   100000 SH       SOLE                   100000        0        0
PEABODY ENERGY CORP            COM              704549104     6371   220000 SH       SOLE                   220000        0        0
POTASH CORP SASK INC           COM              73755L107    20561   450000 SH       SOLE                   450000        0        0
SALESFORCE COM INC             COM              79466L302       36    35000 SH  PUT  SOLE                    35000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     8106    50000 SH       SOLE                    50000        0        0
WAL MART STORES INC            COM              931142103     9180   150000 SH       SOLE                   150000        0        0
WAL MART STORES INC            COM              931142103    10038   850000 SH  CALL SOLE                   850000        0        0
WALGREEN CO                    COM              931422109     6698   200000 SH       SOLE                   200000        0        0
WHIRLPOOL CORP                 COM              963320106      384     5000 SH       SOLE                     5000        0        0
YAHOO INC                      COM              984332106    10654   700000 SH       SOLE                   700000        0        0